SEGMENT INFORMATION (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 319,018	$ 409,522	$ 371,532
Drybulk carrier business [Member]
Customer risk percentage	10.00%	10.00%
Revenue	$ 276,309	$ 341,871	$ 293,555
Drybulk carrier business [Member] | Customer one [Member]
Customer risk percentage			10.00%
Revenue			$ 40,900
Tanker business [Member]
Revenue	$ 65,402	$ 91,191	$ 99,490
Tanker business [Member] | Customer one [Member]
Customer risk percentage	10.00%	10.00%	10.00%
Revenue	$ 17,300	$ 17,800	$ 33,200
Tanker business [Member] | Customer two [Member]
Customer risk percentage	10.00%	10.00%	10.00%
Revenue	$ 14,300	$ 15,700	$ 12,300
Tanker business [Member] | Customer three [Member]
Customer risk percentage	10.00%	10.00%	10.00%
Revenue	$ 6,300	$ 10,900	$ 9,900
Tanker business [Member] | Customer four [Member]
Customer risk percentage		10.00%	10.00%
Revenue		$ 8,900	$ 9,100